Long Term Debt and Loan Commitment (Detail) - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020	May 31, 2019
Long-term Debt, Unclassified [Abstract]
Principal amount	$ 195,200,000	$ 170,100,000
Principal amount		171,490,000	$ 110,490,000
Exit fee / end of term charge	5,000,000	1,390,000		$ 5,000.0
Less: unamortized debt discount and issuance costs	(13,850,000)	(1,210,000)	(1,898,000)
Total debt, net	186,350,000	170,280,000	108,592,000
Less: current portion	0	0	0
Total long term debt, net	$ 186,350,000	$ 170,280,000	$ 108,592,000